Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Property Plant And Equipment [Abstract]
Land	$ 100	$ 103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369
Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)
Total property, plant and equipment, net	$ 1,700	$ 2,099